AMOUNT DUE TO DIRECTOR (Tables)	12 Months Ended
Dec. 31, 2020
AMOUNT DUE TO DIRECTOR (Tables)
Schedule of due to related parties
	As of December 31, 2020	As of December 31, 2019

Related parties payable	276,500	254,515
Related party loan	140,000	1,500,000
	$416,500	1,754,515